Provisions and Other Liabilities - Estimated Amounts of Employer's Contributions to Plan Assets (Detail) - Less than 1 year [member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 40
UK [member]
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	3
Other countries [member]
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 37